UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-07303

Global Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	May 31, 2008

Item 1. Schedule of Investments

Global Growth Portfolio	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Auto Components — 0.2%
Aisin Seiki Co., Ltd.	6,000	$209,899
		$209,899
Automobiles — 0.5%
Toyota Motor Corp.	10,000	$510,041
		$510,041
Beverages — 2.0%
Diageo PLC ADR	11,200	$880,544
Fomento Economico Mexicano SA de C.V. ADR	21,000	988,050
Heineken Holding NV	6,500	335,722
		$2,204,316
Capital Markets — 2.0%
Lehman Brothers Holdings, Inc.	450	$16,565
Macquarie Group, Ltd.	19,000	990,160
MF Global, Ltd. (1)(2)	87,000	1,265,850
		$2,272,575
Chemicals — 1.4%
Agrium, Inc.	12,000	$1,049,040
BASF SE SP ADR (2)	3,500	520,450
		$1,569,490
Commercial Banks — 5.4%
Australia and New Zealand Banking Group, Ltd.	15,000	$310,535
Banco Bilbao Vizcaya Argentaria SA ADR	20,000	446,200
Banco Itau Holding Financeira SA ADR	20,700	635,697
Banco Santander Central Hispano SA ADR (2)	47,000	982,300
Barclays PLC ADR	10,400	311,272
BNP Paribas SA (2)	4,500	463,606
DBS Group Holdings, Ltd.	63,000	900,378
Grupo Financiero Banorte SA de C.V.	63,000	305,340
Kookmin Bank	7,000	435,998
Mitsubishi UFJ Financial Group, Inc.	85,000	863,226
UniCredit SpA	45,000	314,462
		$5,969,014
Commercial Services & Supplies — 0.2%
CoStar Group, Inc. (1)(2)	5,700	$267,330
		$267,330
Communications Equipment — 4.4%
BigBand Networks, Inc. (1)	75,000	$397,500
Nokia Oyj ADR	13,000	369,200
Research In Motion, Ltd. (1)	20,300	2,819,061
Riverbed Technology, Inc. (1)	73,189	1,313,743
		$4,899,504
Computer Peripherals — 1.8%
Apple, Inc. (1)	8,800	$1,661,000
Lenovo Group, Ltd.	530,000	390,557
		$2,051,557
Construction & Engineering — 1.4%
Chicago Bridge & Iron Co. NV	14,000	$639,800
Northwest Pipe Co. (1)(2)	12,000	563,880
Vinci SA (2)	4,000	301,061
		$1,504,741

Containers & Packaging — 0.7%
Owens-Illinois, Inc. (1)	12,879	$736,936
		$736,936
Diversified Financial Services — 0.9%
ING Groep NV ADR	25,400	$970,788
		$970,788
Diversified Telecommunication Services — 3.0%
BT Group PLC ADR	8,000	$352,080
France Telecom SA ADR	38,000	1,164,320
Koninklijke KPN NV	54,000	981,116
Telefonica SA	30,000	859,300
		$3,356,816
Electric Utilities — 1.5%
E.ON AG ADR	16,100	$1,141,651
Scottish and Southern Energy PLC	19,000	553,017
		$1,694,668
Electrical Equipment — 5.4%
ABB, Ltd. ADR (1)	31,600	$1,026,368
First Solar, Inc. (1)	4,000	1,070,160
GrafTech International, Ltd. (1)	75,000	1,980,000
JA Solar Holdings Co., Ltd. ADR (1)(2)	79,400	1,688,838
Suntech Power Holdings Co., Ltd. ADR (1)(2)	5,800	246,732
		$6,012,098
Energy Equipment & Services — 2.7%
Acergy SA ADR	38,500	$998,305
Compagnie Generale de Geophysique-Veritas (1)	1,000	269,108
Diamond Offshore Drilling, Inc.	8,100	1,105,164
Fred Olsen Energy ASA	9,200	581,843
		$2,954,420
Food & Staples Retailing — 0.3%
Controladora Comercial Mexicana SA de C.V.	120,000	$372,526
		$372,526
Food Products — 1.3%
Nestle SA	2,900	$1,422,966
		$1,422,966
Gas Utilities — 0.2%
Samchully Co., Ltd.	1,000	$204,015
		$204,015
Health Care Equipment & Supplies — 0.5%
Edwards Lifesciences Corp. (1)	5,100	$294,321
Masimo Corp. (1)	8,400	290,304
		$584,625
Health Care Providers & Services — 0.2%
Bumrungrad Hospital Public Co., Ltd.	180,000	$193,876
		$193,876
Hotels, Restaurants & Leisure — 0.6%
Scientific Games Corp., Class A (1)(2)	21,000	$678,930
		$678,930
Household Durables — 1.7%
Centex Corp.	21,500	$404,845
Hovnanian Enterprises, Inc. (1)(2)	35,000	275,100
Lennar Corp., Class A (2)	36,500	616,120
Pulte Homes, Inc.	46,000	562,580
		$1,858,645

Industrial Conglomerates — 1.3%
Keppel Corp., Ltd.	160,000	$1,427,832
		$1,427,832
Insurance — 1.2%
Axa ADR (2)	23,700	$838,506
Muenchener Rueckversicherungs-Gesellschaft AG	2,500	467,867
		$1,306,373
Internet & Catalog Retail — 1.8%
Orbitz Worldwide, Inc. (1)(2)	45,000	$349,200
Priceline.com, Inc. (1)(2)	12,100	1,627,813
		$1,977,013
Internet Software & Services — 4.2%
Akamai Technologies, Inc. (1)	7,850	$306,543
Ariba, Inc. (1)(2)	52,688	781,890
Bankrate, Inc. (1)(2)	21,200	1,070,600
Equinix, Inc. (1)(2)	5,400	515,646
Google, Inc., Class A (1)	2,447	1,433,453
Omniture, Inc. (1)(2)	20,200	497,930
		$4,606,062
IT Services — 0.8%
MasterCard, Inc., Class A (2)	2,850	$879,653
		$879,653
Machinery — 2.6%
Atlas Copco AB, Class B	36,000	$583,786
Flowserve Corp.	4,900	678,748
Komatsu, Ltd.	24,000	759,953
Titan International, Inc. (2)	21,000	830,130
		$2,852,617
Media — 0.2%
Central European Media Enterprises, Ltd., Class A (1)(2)	1,685	$179,250
CTC Media, Inc. (1)	1,027	28,427
		$207,677
Metals & Mining — 10.8%
Anglo American PLC ADR	19,110	$655,091
BHP Billiton, Ltd.	8,000	335,522
Companhia Vale do Rio Doce ADR (2)	28,000	922,040
Consolidated Thompson Iron Mines, Ltd. (1)	67,000	688,407
Fording Canadian Coal Trust (2)	11,500	920,000
Gammon Gold, Inc. (1)(2)	71,045	726,790
Golden Star Resources, Ltd. (1)	294,000	870,240
JSC MMC Norilsk Nickel ADR	33,000	971,520
Rio Tinto PLC ADR (2)	4,400	2,125,200
Roca Mines, Inc. (1)	41,254	107,940
Silver Wheaton Corp. (1)	40,900	593,050
Thompson Creek Metals Co., Inc. (1)	84,798	1,856,050
United States Steel Corp.	7,000	1,208,970
		$11,980,820
Multiline Retail — 1.7%
Big Lots, Inc. (1)(2)	34,400	$1,068,464
Dollar Tree, Inc. (1)	21,000	774,900
		$1,843,364
Multi-Utilities — 1.5%
National Grid PLC	50,000	$737,637
RWE AG	7,400	954,517
		$1,692,154
Oil, Gas & Consumable Fuels — 14.4%
Addax Petroleum Corp.	9,000	$466,439
Alpha Natural Resources, Inc. (1)(2)	23,100	1,886,808
Goodrich Petroleum Corp. (1)(2)	12,000	511,200

Hess Corp.	22,000	$2,701,820
Massey Energy Co.	27,293	1,763,674
Nexen, Inc.	23,200	892,504
Patriot Coal Corp. (1)(2)	17,700	1,913,901
Petroleo Brasileiro SA ADR	24,000	1,450,560
Range Resources Corp.	4,000	263,040
Rex Energy Corp. (1)	6,864	153,479
Rosetta Resources, Inc. (1)	15,000	403,950
Sibir Energy PLC	25,000	342,499
StatoilHydro ASA ADR (2)	17,795	696,674
Total SA ADR	18,000	1,570,680
TXCO Resources, Inc. (1)(2)	20,000	221,400
Uranium One, Inc. (1)	143,849	720,910
		$15,959,538
Pharmaceuticals — 2.9%
AstraZeneca PLC ADR (2)	6,000	$262,140
Elan Corp. PLC ADR (1)(2)	52,000	1,302,080
Novartis AG ADR (2)	13,900	727,665
Perrigo Co.	4,000	146,440
Roche Holding AG	2,900	499,053
Shionogi & Co., Ltd.	11,000	221,542
		$3,158,920
Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management, Inc.	30,886	$550,080
		$550,080
Road & Rail — 0.2%
MTR Corp.	62,000	$209,185
		$209,185
Semiconductors & Semiconductor Equipment — 6.0%
Atheros Communications, Inc. (1)	33,400	$1,116,228
Cavium Networks, Inc. (1)(2)	22,700	591,562
Himax Technologies, Inc. ADR	24,900	136,950
Intersil Corp., Class A	21,000	585,270
ON Semiconductor Corp. (1)	58,000	573,620
Renesola, Ltd. (1)(2)	180,000	2,258,143
Renesola, Ltd. ADR (1)(2)	56,875	1,426,425
		$6,688,198
Software — 2.0%
Concur Technologies, Inc. (1)(2)	18,200	$667,394
Nintendo Co., Ltd.	2,800	1,540,114
		$2,207,508
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	100	$4,030
Coldwater Creek, Inc. (1)(2)	73,000	477,420
Men’s Wearhouse, Inc. (The)	8,000	165,840
Office Depot, Inc. (1)	39,000	495,300
Pier 1 Imports, Inc. (1)(2)	94,639	682,347
TJX Companies, Inc. (The) (2)	8,300	266,098
		$2,091,035
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc. (1)	17,614	$639,388
		$639,388
Tobacco — 1.2%
British American Tobacco PLC	34,500	$1,288,032
		$1,288,032
Trading Companies & Distributors — 1.8%
Mitsubishi Corp.	40,000	$1,380,367
Mitsui & Co., Ltd.	25,000	612,424
		$1,992,791

Water Utilities — 0.2%
Manila Water Co., Inc.	588,500	$235,516
		$235,516
Wireless Telecommunication Services — 2.0%
China Mobile, Ltd. ADR	7,500	$553,425
Philippine Long Distance Telephone Co. ADR	10,000	603,900
Turkcell Iletisim Hizmetleri AS ADR	45,000	873,450
Vodafone Group PLC ADR	7,500	240,675
		$2,271,450
Total Common Stocks (identified cost $79,734,862)		$108,564,982

Short-Term Investments — 23.9%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund LLC, 2.83% (3)(4)	$25,144	$25,143,979
Investment in Cash Management Portfolio, 2.38% (3)	1,321	1,320,680
Total Short-Term Investments (identified cost $26,464,659)		$26,464,659
Total Investments — 122.0% (identified cost $106,199,521)		$135,029,641
Other Assets, Less Liabilities — (22.0)%		$(24,402,386)
Net Assets — 100.0%		$110,627,255

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at May 31, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended May 31, 2008 were $685,518 and $65,284, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of May 31, 2008, the Portfolio loaned securities having a market value of $24,102,562 and received $25,143,979 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	37.1%	$41,067,132
Canada	10.6	11,710,431
United Kingdom	10.0	11,090,256
Japan	5.5	6,097,567
France	4.2	4,607,281
Switzerland	3.3	3,676,053
Germany	2.8	3,084,484
Brazil	2.7	3,008,297
Netherlands	2.6	2,927,427
Singapore	2.1	2,328,210
Spain	2.1	2,287,800
Norway	2.0	2,276,822
Cayman Islands	1.7	1,935,570
Mexico	1.5	1,665,916
Australia	1.5	1,636,217
Bermuda	1.3	1,445,100
Russia	1.2	1,314,019
Ireland	1.2	1,302,080
China	1.2	1,290,117
Turkey	0.8	873,450
Philippines	0.8	839,416
South Korea	0.6	640,013
Sweden	0.5	583,786
Finland	0.3	369,200
Italy	0.3	314,462
Thailand	0.2	193,876
Long-Term Investments	98.1%	$108,564,982
Short-Term Investments		$26,464,659
Total Investments		$135,029,641

The Portfolio did not have any open financial instruments at May 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$106,242,283
Gross unrealized appreciation	$30,469,618
Gross unrealized depreciation	(1,682,260)
Net unrealized appreciation	$28,787,358

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2008